Equity (Details) - Schedule of options outstanding	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	66,250
Weighted average remaining contractual life (years)	7 years 11 months 15 days
Exercise price	$ 26,250
Options exercisable	$ 1.03
Exercise price 0 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	60,000
Weighted average remaining contractual life (years)	1 year 7 months 6 days
Exercise price	$ 20,000
Options exercisable	$ 0
Exercise price 4.01-5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	6,250
Weighted average remaining contractual life (years)	8 years 7 months 13 days
Exercise price	$ 6,250
Options exercisable	$ 4.32